Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		1 Months Ended		1 Months Ended
	Jun. 30, 2011 Interest rate swap - June 2011	Jun. 27, 2011 Interest rate swap - June 2011	Dec. 31, 2008 Interest rate swap - December 2008 M	Dec. 30, 2008 Interest rate swap - December 2008	Jun. 30, 2011 Interest rate cap	Jun. 27, 2011 Interest rate cap	Jun. 07, 2011 Natural Gas Hedge DollarsPerMMBtu MMBTU
Fair Value of Financial Instruments
Notional value		$ 450.0		$ 31.5		$ 255.0
Debt instrument, description of variable rate basis	3-month LIBOR		1-month LIBOR		3-month LIBOR
Agreement period (in years)		3 years				3 years	1 year
Fixed rate (as a percent)		1.17%		1.84%		2.00%
Number of monthly interest payments, hedged			62
Number of monthly interest payments			64
Fixed rate (as a percent)						2.00%
Amount hedged (in mmbtus)							4,200,000
Price per mmbtu of forecasted natural gas (in dollars per mmbtu)							5.00
Percentage of forecasted natural gas to be hedged							35.00%